STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ 209,166	$ (29,127)	$ (1,372)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	923	(2,485)	(16,643)
Change in employees plan assets and benefit obligations, net of taxes $184, $96 and $1,774 for the years ended December 31, 2016, 2015 and 2014, respectively	(546)	176	(3,860)
Unrealized gains (losses) on derivatives	266	(64)
Comprehensive income (loss)	209,809	(31,500)	(21,875)
Comprehensive (income) loss attributable to non-controlling interest	(6,902)	769	16,538
Comprehensive income (loss) attributable to the Company	$ 202,907	$ (30,731)	$ (5,337)